Summary of Performance Based Stock Unit Activity (Detail) - Performance Shares - $ / shares shares in Thousands	12 Months Ended
	Apr. 27, 2019	Apr. 28, 2018	Apr. 29, 2017
Number of Shares
Beginning Balance	1,009	420	151
Granted	632	706	507
Vested	(68)	0	0
Forfeited	(535)	(117)	(238)
Ending Balance	1,038	1,009	420
Weighted Average Grant Date Fair Value, Per Share
Beginning Balance	$ 9.58	$ 14.00	$ 18.41
Granted	5.50	7.35	12.48
Vested	18.36	0.00	0.00
Forfeited	8.01	12.01	13.55
Ending Balance	$ 7.32	$ 9.58	$ 14.00